Significant partly-owned subsidiary - Selected Income and Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Operating revenues	$ 24,673	$ 24,174
Net earnings	2,327	2,926
Net earnings attributable to NCI	64	58
Total comprehensive income	1,979	3,108
Total comprehensive income attributable to NCI	61	65
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Operating revenues	969	986
Net earnings	209	180
Net earnings attributable to NCI	65	57
Total comprehensive income	196	198
Total comprehensive income attributable to NCI	61	63
Cash dividends paid to NCI	47	39
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Total comprehensive income attributable to NCI	$ 3	$ 4